Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Financial Instruments

Note 12 - Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy ranks the inputs used in measuring fair value as follows:

○	Level 1 - Observable, unadjusted quoted prices in active markets
○	Level 2 - Inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability
○	Level 3 - Unobservable inputs with little or no market activity that require the Company to use reasonable inputs and assumptions

The Company uses fair value measurements to record adjustments to certain financial assets and liabilities on a recurring basis. The Company may be required to record certain assets at fair value on a nonrecurring basis in specific circumstances, such as evidence of impairment. Methodologies used to determine fair value might be highly subjective and judgmental in nature; therefore, valuations may not be precise. If the Company determines that a valuation technique change is necessary, the change is assumed to have occurred at the end of the respective reporting period.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026			As of December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$49	$-	$49	$280	$-	$280
Public warrants	9,459	9,459	-	10,896	10,896	-
Private placement warrants	2	-	2	14	-	14
Abaca warrant	13,511	-	13,511	28,430	-	28,430

Assets measured at fair value on a nonrecurring basis

Assets that are measured at fair value on a nonrecurring basis primarily comprises of property, plant and equipment, right-to-use assets, finite lived intangible assets and goodwill. The Company does not record these at fair value on a recurring basis, however, the carrying value of the assets may be reduced to fair value when the Company determines that impairment has occurred.

As of March 31, 2026, the Company had no assets or liabilities measured at fair value on a non-recurring basis. During the year ended December 31, 2025, the Company recognized the ASC 460 stand-ready guarantee liability under the Second Amended CAA at fair value on a non-recurring basis upon initial recognition on October 1, 2025. This liability was measured at inception only and is not remeasured at fair value in subsequent reporting periods. The carrying amount as of December 31, 2025 was $2.1 million, reflecting the systematic release of the liability as the Company is progressively released from risk on the underlying loan portfolio. The fair value measurement for stand-ready guarantee liability was prepared internally by management using an insurance-pricing methodology, reflecting the premium that a knowledgeable, willing third-party surety or specialty insurer would charge to assume the indemnification obligation in an arm’s-length transaction, consistent with the market participant framework of ASC 820-10-35-9.

The following table summarizes this non-recurring fair value measurement as of the initial recognition date:

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Liabilities
Stand-ready guarantee liability	$2,135,000	$2,135,000	$-	$-	$2,135,000

Level 3 Measurement - Significant Unobservable Inputs

The ASC 460 Guarantee liability was classified as Level 3 because its fair value was determined using significant unobservable inputs for which there is no active market. The following table summarizes the valuation methodology and significant unobservable inputs used in the Level 3 measurement:

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2-5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years - based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

Fair Value of Financial Instruments

The following tables present the carrying amounts and fair values of financial instruments on a non-recurring basis, by the level of valuation inputs in the fair value hierarchy, as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$5,897,470	$5,897,470	$5,897,470	$-	$-
Investment in preferred securities	1,424,983	1,424,983	-	-	1,424,983
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	9,459	9,459	9,459	-	-
Private placement warrants	2	2	-	-	2
PIPE warrants	49	49	-	-	49
Abaca warrants	13,511	13,511	-	-	13,511

	As of December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	$6,779,040	$-	$-
Investment in preferred securities	1,450,000	1,450,000	-	-	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	10,896	10,896	10,896	-	-
Private placement warrants	14	14	-	-	14
PIPE warrants	280	280	-	-	280
Abaca warrants	28,430	28,430	-	-	28,430

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table

	For The Three Months Ended March 31, 2026
	PIPE Warrants	Abaca Warrant	Private Placement Warrants
Balance, January 1, 2026	$280	$28,430	$14
Fair value adjustment	(231)	(14,919)	(12)
Balance, March 31, 2026	$49	$13,511	$2

	For The Three Months Ended March 31, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(71,918)	(795,652)	(9,110)	(161,000)	-
Balance, March 31, 2025	$7,594	$229,248	$522	$161,000	$7,309,580

As of March 31, 2026 and December 31, 2025, the fair market value of the private placement warrants, Abaca warrants and PIPE warrants, were based on Black-Scholes Merton option pricing model.

As of March 31, 2026 and December 31, 2025, there were no changes in the classification of financial instruments within Level 2 and Level 3 of the fair value hierarchy.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, PIPE warrants, and Abaca warrants as of their measurement dates:

	As of March 31, 2026			As of December 31, 2025
	PIPE Warrants	Private Warrants	Abaca Warrants	PIPE Warrants	Private Warrants	Abaca Warrants
Exercise price	$100	$230	$40	$100	$230.00	$40.00
Share price	$0.83	$0.83	$0.83	$1.06	$1.06	$1.06
Expected term (years)	1.49	1.49	2.57	1.7	1.7	2.8
Volatility	115%	115%	115%	115%	115%	115%
Risk-free rate	3.7%	3.7%	3.7%	3.5%	3.5%	3.5%

Note 17 - Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy ranks the inputs used in measuring fair value as follows:

○	Level 1 - Observable, unadjusted quoted prices in active markets
○	Level 2 - Inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability
○	Level 3 - Unobservable inputs with little or no market activity that require the Company to use reasonable inputs and assumptions

The Company uses fair value measurements to record adjustments to certain financial assets and liabilities on a recurring basis. The Company may be required to record certain assets at fair value on a nonrecurring basis in specific circumstances, such as evidence of impairment. Methodologies used to determine fair value might be highly subjective and judgmental in nature; therefore, valuations may not be precise. If the Company determines that a valuation technique change is necessary, the change is assumed to have occurred at the end of the respective reporting period.

Assets and Liabilities Reported at Fair Value on a Recurring Basis

Public Warrants:

Public warrants are recorded at fair value on a recurring basis. The Company obtains exchange traded price, of Level 1 inputs, based on observable data to value these warrants.

Private Placement Warrants:

Private Placement Warrants are recorded at fair value on a recurring basis based upon an internal Company assessed value of these derivatives with Level 3 inputs, which are derived from the Black-Scholes model.

PIPE Warrants:

PIPE Warrants are recorded at fair value on a recurring basis based upon an internal Company assessed value of these derivatives with Level 3 inputs, which are derived from the Black-Scholes model.

Abaca Warrants:

Abaca Warrants are recorded at fair value on a recurring basis. The Company assessed the value of these derivatives with Level 3 inputs. Level 3 inputs, based on unobservable data derived from the Black-Scholes model.

Third anniversary payment consideration:

The third anniversary payment consideration was classified as a derivative liability under ASC 815, Derivatives and Hedging, and was recorded at fair value on a recurring basis using Level 3 inputs. On October 3, 2025, the third anniversary payment of $1.5 million, which was due in October 2025, was settled in full through the issuance of 37,517 shares of Common Stock at a floor value of $40.00 per share at the Company’s election. As a result of this settlement, the liability was fully extinguished during the year ended December 31, 2025.

Forward purchase option derivatives:

Forward purchase option derivatives are recorded at fair value on a recurring basis. On September 30, 2025, all three FPA holders entered into Exchange and Cancellation Agreements with the Company, pursuant to which they irrevocably cancelled, waived, and terminated all of their rights under the FPA in exchange for shares of Series B Convertible Preferred Stock and Series B Warrants to purchase Class A Common Stock. This transaction extinguished the FPA derivative liability in its entirety and was accounted for as a debt extinguishment under ASC 405-20, resulting in a gain on extinguishment of $3.3 million recognized in Other Income (Expense) for the year ended December 31, 2025.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on December 31, 2025 and December 31, 2024:

	December 31, 2025			December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)
Description
Liabilities:
PIPE warrants	$280	$-	$280	$79,512	$-	$79,512
Public warrants	10,896	10,896	-	246,445	246,445	-
Private placement warrants	14	-	14	9,632	-	9,632
Abaca warrant	28,430	-	28,430	1,024,900	-	1,024,900
Forward purchase derivative liability	-	-	-	7,309,580	-	7,309,580
Third anniversary payment consideration	-	-	-	322,000	-	322,000

Assets Measured at Fair Value on a Nonrecurring Basis

Assets that are measured at fair value on a nonrecurring basis primarily comprises of property, plant and equipment, right-to-use assets, finite lived intangible assets and goodwill. The Company does not record these at fair value on a recurring basis, however, the carrying value of the assets may be reduced to fair value when the Company determines that impairment has occurred.

As of December 31, 2024, the Company had no assets or liabilities measured at fair value on a non-recurring basis. During the year ended December 31, 2025, the Company recognized the ASC 460 stand-ready guarantee liability under the Second Amended CAA at fair value on a non-recurring basis upon initial recognition on October 1, 2025. This liability was measured at inception only and is not remeasured at fair value in subsequent reporting periods. The carrying amount as of December 31, 2025 was $2.1 million, reflecting the systematic release of the liability as the Company is progressively released from risk on the underlying loan portfolio. The fair value measurement for stand-ready guarantee liability was prepared internally by management using an insurance-pricing methodology, reflecting the premium that a knowledgeable, willing third-party surety or specialty insurer would charge to assume the indemnification obligation in an arm’s-length transaction, consistent with the market participant framework of ASC 820-10-35-9.

The following table summarizes this non-recurring fair value measurement as of the initial recognition date:

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Liabilities
Stand-ready guarantee liability	$2,135,000	$2,135,000	$-	$-	$2,135,000

Level 3 Measurement - Significant Unobservable Inputs

The ASC 460 Guarantee liability was classified as Level 3 because its fair value was determined using significant unobservable inputs for which there is no active market. The following table summarizes the valuation methodology and significant unobservable inputs used in the Level 3 measurement:

Input	Value Used	Sensitivity
Probability of Default -Tranches A & B (Ratings 2-5, pooled)	7.25%, derived from loan level analysis of the portfolio.	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated)	35%, based on Rating 9 definition, past-maturity status, and personal guarantees	An increase raises fair value
Loss Given Default - Tranches A & B	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap)	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure	An increase raises fair value
Stand-Ready Risk Premium	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment	An increase raises fair value
Discount Rate	4.0% risk-free rate (6-year Treasury)	An increase reduces fair value
Weighted Average Payout Timing	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years - based on the portfolio’s contractual maturity profile	A longer weighted average payout timing reduces fair value

Fair Value of Financial Instruments

The following tables present the carrying amounts and fair values of financial instruments on a non-recurring basis, by the level of valuation inputs in the fair value hierarchy, as of December 31, 2025 and December 31, 2024:

	December 31, 2025
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$6,779,040	$6,779,040	$6,779,040	$-	$-
Investment in preferred securities	1,450,000	1,450,000	-	-	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,000,000	-	-
Public warrants	10,896	10,896	10,896	-	-
Private placement warrants	14	14	-	-	14
PIPE warrants	280	280	-	-	280
Abaca warrants	28,430	28,430	-	-	28,430

	December 31, 2024
	Carrying amount $	Fair value $	Fair value measurement using
			Level 1 $	Level 2 $	Level 3 $
Assets
Cash and cash equivalents	$2,324,647	$2,324,647	$2,324,647	$-	$-
Forward purchase agreement	4,584,221	4,584,221	4,584,221	-	-
Loans	360,552	359,505	-	-	359,505
Liabilities
Deferred consideration	3,016,343	3,016,343	3,016,343	-	-
Senior secured promissory note	11,004,173	10,221,652	-	-	10,221,652
Public warrants	246,445	246,445	246,445	-	-
Private placement warrants	9,632	9,632	-	-	9,632
PIPE warrants	79,512	79,512	-	-	79,512
Abaca warrants	1,024,900	1,024,900	-	-	1,024,900
Third anniversary payment consideration	322,000	322,000	-	-	322,000
Forward purchase derivative	7,309,580	7,309,580	-	-	7,309,580

The change in the liability measured at fair value on a recurring basis for which the Company has utilized Level 3 inputs to determine fair value are presented in the following table:

	For the Year Ended December 31, 2025
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2025	$79,512	$1,024,900	$9,632	$322,000	$7,309,580
Fair value adjustment	(79,232)	(996,470)	(9,618)	(63,133)	-
Exchanged for Common Stock	-	-	-	258,867	-
Exchanged for Series B Convertible Preferred Stock and Series B Warrants	-	-	-	-	(7,309,580)
Balance, December 31, 2025	$280	$28,430	$14	$-	$-

	For the Year ended December 31, 2024
	PIPE Warrants	Abaca Warrant	Private Placement Warrants	Third anniversary payment consideration	Forward Purchase Derivative
Balance, January 1, 2024	$273,124	$3,384,085	$25,070	$810,000	$7,309,580
Fair value adjustment	(193,612)	(2,359,185)	(15,438)	(488,000)	-
Balance, December 31, 2024	$79,512	1,024,900	$9,632	$322,000	$7,309,580

As of December 31, 2025 and on December 31, 2024, the fair market of the private placement warrants, Abaca warrants and PIPE warrants, were based on Black-Scholes Merton option pricing model. The valuation was performed by the Company as of December 31, 2025, and by a third-party prior for prior periods.

During the year ended December 31, 2025 and December 31, 2024, there were no changes in the classification of financial instruments within Level 2 and Level 3 of the fair value hierarchy.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	As on December 31, 2025				As on December 31, 2024
	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants	PIPE Warrants	Private Warrants	Third Anniversary Payment Consideration	Abaca Warrants
Exercise price	$100	$230.00	$-	$40.00	$100.00	$230.00	$-	$40.00
Share price	$1.06	$1.06	$-	$1.06	$9.00	$9.00	$9.00	$9.00
Expected term (years)	1.7	1.7	-	2.8	2.7	2.7	0.8	3.87
Volatility	115%	115%	-	115%	103%	103%	103%	103%
Risk-free rate	3.5%	3.5%	-	3.5%	4.3%	4.3%	4.3%	4.3%

On October 3, 2025, the Company issued 37,517 shares of Common Stock to the Abaca shareholders as part of the third anniversary consideration payment under the acquisition agreement (see Note 3), valued at $0.3 million.